Long-Term Debt (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Term Loan One [Member]
Loan, Original Principal Balance	$ 11,000,000
Debt Instrument, Periodic Payment	130,952
Debt Instrument, Interest Rate Terms	4.25% plus 1 Month Libor
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.25%
Debt Instrument, Frequency of Periodic Payment	Monthly Payment
Debt Instrument, Maturity Date	Nov. 02, 2015
Capital Lease Obligation, Lease Term	thirty-five
Real Estate Loan [Member]
Loan, Original Principal Balance	678,750
Amended Principal Balance	705,000
Debt Instrument, Periodic Payment	7,416
Debt Instrument, Annual Principal Payment	47,000
Debt Instrument, Interest Rate Terms	Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at December 31, 2012).
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	4.75%
Debt Instrument, Frequency of Periodic Payment	Upon the November 2012 amendment
Debt Instrument, Maturity Date	May 16, 2022
Note Payable Entered into with Lending Institution One [Member]
Debt Instrument, Periodic Payment	10,294
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	6.50%
Debt Instrument, Frequency of Periodic Payment	48 months, Monthly Payment
Debt Instrument, Maturity Date	Dec. 31, 2015
Note Payable to Seller of Heat Waves [Member]
Debt Instrument, Periodic Payment	3,000
Debt Instrument, Frequency of Periodic Payment	Monthly Payment
Mortgage Payable through February 2015 [Member]
Mortgage Loans on Real Estate, Periodic Payment Terms, Balloon Payment Amount	111,875
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	7.25%
Debt Instrument, Frequency of Periodic Payment	Monthly Payment
Debt Instrument, Maturity Date	Mar. 15, 2015
Note Payable Entered into with Lending Institution Two [Member]
Debt Instrument, Periodic Payment	4,688
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	8.05%
Debt Instrument, Frequency of Periodic Payment	60 months, Monthly Payment
Debt Instrument, Maturity Date	Sep. 30, 2016
Mortgage Payable through January 2017 [Member]
Mortgage Loans on Real Estate, Periodic Payment Terms, Balloon Payment Amount	88,118
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	5.90%
Debt Instrument, Frequency of Periodic Payment	Monthly Payment
Debt Instrument, Maturity Date	Feb. 01, 2017
Notes Payable to Vehicle Finance Company [Member]
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	4.89%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum	10.25%
Debt Instrument, Frequency of Periodic Payment	Monthly Payment
Debt Instrument, Maturity Date	Aug. 31, 2015
Trucks and Trailers Lease [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	5.00%
Debt Instrument, Frequency of Periodic Payment	Monthly Payment
Debt Instrument, Maturity Date	Sep. 30, 2013
Capital Lease Obligation, Lease Term	Truck lease term of 24 months, due in monthly installments through September 2012. Trailer lease term of 36 months
Note Payable Entered into with Lending Institution Three [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	8.20%
Debt Instrument, Frequency of Periodic Payment	60 months, Monthly Payment
Debt Instrument, Maturity Date	Jan. 31, 2017
Notes Payable to Equipment Finance Company [Member]
Debt Instrument, Maturity Date	Dec. 31, 2012
Term Loan Two [Member]
Loan, Original Principal Balance	9,100,000
Equipment Loan One [Member]
Loan, Original Principal Balance	1,000,000
Equipment Loan Two [Member]
Loan, Original Principal Balance	152,303
Equipment Loan Three [Member]
Loan, Original Principal Balance	410,642
Equipment Loan Four [Member]
Loan, Original Principal Balance	452,795
Equipment Loan Five [Member]
Loan, Original Principal Balance	$ 895,632